AB BOND FUNDS (“Bond Funds”)

- AB Tax-Aware Fixed Income Opportunities Portfolio

AB CORPORATE SHARES (“Corporate Shares”)

- AB Municipal Income Shares

- AB Tax-Aware Real Return Income Shares

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Municipal Bond Inflation Strategy

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”) - California Municipal Portfolio - Diversified Municipal Portfolio - New York Municipal Portfolio - Short Duration Diversified Municipal Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated September 30, 2022 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 31, 2022
Corporate Shares	August 31, 2022
Inflation Strategies	January 31, 2022
SCB Funds	January 28, 2022

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

AB Tax-Aware Fixed Income Opportunities Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Terrance T. Hults	Since 2013	Senior Vice President of the Adviser
Matthew J. Norton	Since 2017	Senior Vice President of the Adviser
Andrew D. Potter	Since 2018	Vice President of the Adviser

AB Municipal Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Terrance T. Hults	Since 2010	Senior Vice President of the Adviser
Matthew J. Norton	Since 2016	Senior Vice President of the Adviser
Andrew D. Potter	Since 2020	Vice President of the Adviser

AB Tax-Aware Real Return Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Terrance T. Hults	Since 2011	Senior Vice President of the Adviser
Matthew J. Norton	Since 2019	Senior Vice President of the Adviser
Andrew D. Potter	Since 2019	Vice President of the Adviser

AB Municipal Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Terrance T. Hults	Since 2010	Senior Vice President of the Adviser
Matthew J. Norton	Since 2016	Senior Vice President of the Adviser
Andrew D. Potter	Since 2017	Vice President of the Adviser

California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio and Short Duration Diversified Municipal Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Manager
Terrance T. Hults	Since 2002	Senior Vice President of the Manager
Matthew J. Norton	Since 2016	Senior Vice President of the Manager
Andrew D. Potter	Since 2018	Vice President of the Manager

*        *        *        *        *

The following replaces certain information under the heading “Management of the [Funds/Portfolios] — Portfolio Managers” in the Prospectuses for the following Funds.

AB Tax-Aware Fixed Income Opportunities Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Tax-Aware Fixed Income Opportunities Portfolio Tax-Aware Investment Team	Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

	Terrance T. Hults; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

	Matthew J. Norton; since 2017; Senior Vice President of the Adviser, and Chief Investment Officer — Municipal Bonds	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

	Andrew D. Potter; since 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB Municipal Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Terrance T. Hults; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2020; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB Tax-Aware Real Return Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Terrance T. Hults; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew J. Norton; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2019; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB Municipal Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Terrance T. Hults; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2017; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

 California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio and Short Duration Diversified Municipal Portfolio

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2017.

Terrance T. Hults; since 2002; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2018; Vice President of the Manager	Vice President of the Manager, with which he has been associated since prior to 2017.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

*        *        *        *        *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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